Financing Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Expenses
Interest on debt	$ 628	$ 684
Interest on lease liabilities	268	256
Capitalized interest at 5.8% (2024 - 5.8%)	$ (198)	$ (317)
Interest rate	5.80%	5.80%
Interest expense	$ 698	$ 623
Interest on partnership liability	45	47
Interest on pension and other post-retirement benefits	(3)	24
Accretion	576	592
Foreign exchange (gain) loss on U.S. dollar denominated debt and leases	(403)	714
Operational foreign exchange and other	167	(260)
Loss on extinguishment of long-term debt		170
Financing Expenses	$ 1,080	$ 1,910